Lease arrangements - Summary of lease liability (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of lease liabilities
Total lease liabilities	£ (182)	£ (208)
Property
Disclosure of lease liabilities
Current lease liabilities	(65)	(67)
Non-current lease liabilities	(113)	(136)
Non-property
Disclosure of lease liabilities
Current lease liabilities	(2)	(2)
Non-current lease liabilities	£ (2)	£ (3)